Sillenger Exploration Corp.
 7839 17th Street
Burnaby, British Columbia
Canada, V3N 1M1

Tel: (604) 521-2700

June 26, 2008

VIA EDGAR and COURIER

United States
Securities and Exchange Commission
SEC Office of Small Business
100 F Street, NE
Washington, DC 20549
USA

Re:    Sillenger Exploration Corp. (the “Company”) - Form S-1 Enclosed

The Company is submitting the enclosed Form S-1 registration statement for review. Please find either the enclosed EDGAR filing for the electronic version or three signed hard copies for the paper version. The Company looks forward to working with the Commission on the S-1 review process.

The Company acknowledges that:

•  should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission for taking any action with respect to the filing;

•  the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•  the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under federal securities laws of the United States.

Yours truly,

Sillenger Exploration Corp.

Per:

/s/Carolyne Sing

Director, President, Principal Financial Officer and Principal Accounting Officer